Material accounting policy information and estimates - Additional Information (Detail)	6 Months Ended
Jun. 30, 2024
Disclosure Of Summary Of Material Accounting Policy Information [Line Items]
Board fee to non executive directors share component percentage.	25.00%
Board fee to non executive directors cash component percentage	75.00%
Share Incentive Plan To Executive Directors On Board [Member]
Disclosure Of Summary Of Material Accounting Policy Information [Line Items]
Regulatory Capital Weightage In Percentage Terms	50.00%
Total shareholder return weightage In percentage terms	50.00%
Share based compensation by share based award vesting term	3 years